Consolidated Statements of Operations and Other Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating expenses
General and administrative	$ 1,594,124	$ 3,303,581
Total operating expenses	1,594,124	3,303,581
OPERATING LOSS	(1,594,124)	(3,303,581)
Other income (expenses)
Amortization expense		(1,081,160)
Impairment of fixed assets		(218,945)
Impairment of investments		(274,024)
(Loss) gain on settlement of debt		10,000
Total other expense	(815,272)	(1,787,889)
Loss Before Income Tax	(2,409,396)	(5,091,470)
Provision for income taxes
Net loss	(2,409,396)	(5,091,470)
Less: loss attributable to the noncontrolling interest	402,839	890,647
Net loss attributable to Ehave, Inc. stockholders	(2,006,557)	(4,200,823)
Other comprehensive loss
Foreign exchange translation adjustment	(15,267)	47,873
Total other comprehensive loss	(15,267)	47,873
Comprehensive loss	$ (2,424,663)	$ (5,043,597)
NET LOSS PER SHARE ATTRIBUTABLE TO EHAVE, INC. STOCKHOLDERS
Basic	$ (0.006)	$ (0.01)
Diluted	$ (0.006)	$ (0.01)
WEIGHTED AVERAGE SHARES OUTSTANDING:
Basic	359,383,733	302,889,686
Diluted	359,383,733	302,889,686
Nonrelated Party [Member]
Other income (expenses)
Interest expense - related party	$ (815,272)	$ (216,557)
Related Party [Member]
Other income (expenses)
Interest expense - related party		$ (7,203)